WARRANTS (Details) - Warrant [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
Warrants [Line Items]
Market price per share (USD/share)	$ 1.5
Dividend yield	0.00%
Minimum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.00%
Expected term/Contractual life (years)	0 years
Expected volatility	0.00%
Maximum [Member]
Warrants [Line Items]
Exercise price (USD/share)	$ 11.86
Risk free rate	0.36%
Expected term/Contractual life (years)	6 months 11 days
Expected volatility	55.98%